Income Taxes (Details) - Schedule of other tax liabilities ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)
Schedule Of Other Tax Liabilities Abstract
Balance beginning					¥ 9,300	$ 1,355
Provisions for uncertain tax positions in fiscal year	¥ 1,400	$ 209	¥ 2,800	$ 434
Balance ending	¥ 13,500	$ 2,015	¥ 12,100	$ 1,874	¥ 9,300	$ 1,316